Offerings - Offering: 1	Nov. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1 par value per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	30.44
Maximum Aggregate Offering Price	$ 182,640,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 27,962.18
Offering Note	Note 1.a: The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for the registration statement on Form S-3 (Registration Statement No. 333-279209) filed by the registrant with the Securities and Exchange Commission on May 8, 2024. Note 1.b: Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and 457(r) of the Securities Act of 1933, as amended, based on the average of the high and low prices for the shares of common stock as reported by the New York Stock Exchange on November 4, 2024.